GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018
Going Concern
Accumulated deficit	$ (13,476)	$ (1,097,175)		$ (993,191)
Working capital		(64,433)		171,139
Net loss	$ (13,476)	$ (91,408)	$ (22,767)	$ (975,524)